Convertible Advance Investment (Details) - Schedule of reconciliation of the carrying amount of the convertible advance investment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of The Carrying Amount Of The Convertible Advance Investment [Abstract]
Opening balance	$ 4,770	$ 3,922	$ 3,486
Net consideration received		560
Change in the fair value of convertible advance investments (see also Note 13)	70	288	436
Closing balance	$ 4,840	$ 4,770	$ 3,922